Document and Entity Information	Feb. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 21, 2023
Entity Registrant Name	Dominion Energy, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 7 to Form 8-K is being filed to replace the description of Dominion Energy, Inc.’s capital stock, which was filed with Amendment No. 6 to Form 8-K on December 9, 2021.
Entity Central Index Key	0000715957